Summary Of Significant Accounting Policies - Summary of Reconciliation Of Cash And Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 143,531	$ 63,198
Restricted Cash and Cash Equivalents, Current	1,545	664
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 145,076	$ 63,862	$ 62,197	$ 5,553